DERIVATIVE WARRANT LIABILITY (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013
Derivative Warrant Liability Details Narrative
Outstanding warrants			$ 1,254,004	$ 752,753	$ 752,753			$ 1,050,454
Derivative financial instruments	700,000		700,000		736,015	72,515
Fair value of derivative instruments on recurring basis	979,000		979,000		5,585,000	1,035,000
Loss on Revaluation of Derivative Warrant Liability	70,000					(1,763,000)
Derivative Warrant Liability Gain		400,000	4,606,000		3,684,000		371,000
Exercised warrants Shares				$ 16,545	$ 9.40	$ 653,150
Derivative warrants expired			45,164
Increase in additional paid-in capital from reclassifaication		42,000
Reclassification from Derivative Warrant Liability to Additional Paid-in Capital				$ 61,520	$ 61,520	$ 2,272,597	$ 200,357
Cashless warrants exercised						141,947
Warrants with down round provisions to purchase shares					16,546	65,315